Company Movement of Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ 888	$ 1,929	$ 4,446
(Loss)/profit for the year	(1,582)	(1,048)	(1,523)
Gains (losses) on cash flow hedges, net of tax	(2)	(4)	0
Other comprehensive income/(expense)	(9)	(6)	16
Comprehensive (expense)/income	(1,593)	(1,058)	(1,507)
Exercise of share options		12	6
Transfer to share premium upon exercise of share options		0	0
Forfeiture of share options	0	0	0
Share-based compensation of the Company	3	4	9
Dividends to equity holders of the Company			(1,025)
Ending balance	(700)	888	1,929
Capital reserve
Beginning balance	87	87	87
Ending balance	87	87	87
Share premium
Beginning balance	1,515	1,498	1,491
Exercise of share options		12	6
Transfer to share premium upon exercise of share options		5	1
Ending balance	1,515	1,515	1,498
Share-based compensation reserve
Beginning balance	95	97	97
Transfer to share premium upon exercise of share options		(5)	(1)
Forfeiture of share options	(3)	(2)	(8)
Share-based compensation of the Company	3	4	9
Ending balance	97	95	97
Currency translation reserve
Beginning balance	(2)	4	(12)
Other comprehensive income/(expense)	(9)	(6)	16
Comprehensive (expense)/income	(9)	(6)	16
Ending balance	(11)	(2)	4
Hedge reserve
Beginning balance	(4)
Gains (losses) on cash flow hedges, net of tax	(2)	(4)
Comprehensive (expense)/income	(2)	(4)
Ending balance	(6)	(4)
Retained earnings/(accumulated losses)
Beginning balance	(890)	156	2,696
(Loss)/profit for the year	(1,582)	(1,048)	(1,523)
Comprehensive (expense)/income	(1,582)	(1,048)	(1,523)
Forfeiture of share options	3	2	8
Dividends to equity holders of the Company			(1,025)
Ending balance	(2,469)	(890)	156
Parent Company [Member]
Beginning balance	1,935
Ending balance	1,400	1,935
Parent Company [Member] | Reserves [Member]
Beginning balance	1,854	1,851	1,738
(Loss)/profit for the year	(533)	(4)	1,120
Gains (losses) on cash flow hedges, net of tax	(2)	(4)
Other comprehensive income/(expense)	(3)	(5)	3
Comprehensive (expense)/income	(538)	(13)	1,123
Exercise of share options		12	6
Share-based compensation of the Company	3	4	9
Dividends to equity holders of the Company			(1,025)
Ending balance	1,319	1,854	1,851
Parent Company [Member] | Capital reserve
Beginning balance	106	106	106
Gains (losses) on cash flow hedges, net of tax	0	0
Ending balance	106	106	106
Parent Company [Member] | Share premium
Beginning balance	1,515	1,498	1,491
Gains (losses) on cash flow hedges, net of tax	0	0
Exercise of share options		12	6
Transfer to share premium upon exercise of share options		5	1
Ending balance	1,515	1,515	1,498
Parent Company [Member] | Share-based compensation reserve
Beginning balance	55	58	58
Gains (losses) on cash flow hedges, net of tax	0	0
Transfer to share premium upon exercise of share options		(5)	(1)
Forfeiture of share options	(3)	(2)	(8)
Share-based compensation of the Company	3	4	9
Ending balance	55	55	58
Parent Company [Member] | Currency translation reserve
Beginning balance	(16)	(11)	(14)
Gains (losses) on cash flow hedges, net of tax	0	0
Other comprehensive income/(expense)	(3)	(5)	3
Comprehensive (expense)/income	(3)	(5)	3
Ending balance	(19)	(16)	(11)
Parent Company [Member] | Hedge reserve
Beginning balance	(4)
Gains (losses) on cash flow hedges, net of tax	(2)	(4)
Comprehensive (expense)/income	(2)	(4)
Ending balance	(6)	(4)
Parent Company [Member] | Retained earnings/(accumulated losses)
Beginning balance	198	200	97
(Loss)/profit for the year	(533)	(4)	1,120
Gains (losses) on cash flow hedges, net of tax	0	0
Comprehensive (expense)/income	(533)	(4)	1,120
Forfeiture of share options	3	2	8
Dividends to equity holders of the Company			(1,025)
Ending balance	$ (332)	$ 198	$ 200